Subsequent events	9 Months Ended
Sep. 30, 2020
Subsequent events
Subsequent events

13. Subsequent events

By resolution of its supervisory board dated November 12, 2020, the current members of the Company’s management board, Dr. Ingo Ederer and Rudolf Franz, were reappointed as members of the management board for a new three year term from July 1, 2021 until June 30, 2024. Dr. Ingo Ederer and Rudolf Franz have each accepted such new appointment.

Following the reappointment of Dr. Ingo Ederer and Rudolf Franz as members of the management board, each of Dr. Ingo Ederer and Rudolf Franz entered into a new three year service agreement effective as of July 1, 2021. The current service agreements will expire at the end of their current term of office on June 30, 2021.

The main terms of the service agreements are summarized below. The terms of the service agreements of Dr. Ingo Ederer and Rudolf Franz are identical with only a few deviating provisions regarding the company car and social security payments.

Each service agreement can be terminated prior to June 30, 2024 only, (i) by the member of the management board exercising a special termination right (Sonderkündigungsrecht) in case of a change of control of voxeljet (as defined in the service agreement), if and to the extend such change of control leads to a material change of the position of the member of the management board, if (ii) the member of the management board is terminated by the Company for cause or if (iii) the member of the management board terminates the service agreement for cause.

If a member of the management board terminates the service agreement exercising the special termination right (Sonderkündigungsrecht) in case of a change of control, the member of the management board is entitled to a compensation payment. Such compensation payment consists of the sum of 50% of the total remuneration payable to the member of the management board over the outstanding full term of the service agreement (fixed plus variable remuneration assuming the full achievement of all bonus targets) and  a lump sum payment amounting to two annual fixed salaries. The compensation payment is capped at the amount of EUR 1,425,000.

Under German law, a contract can be terminated for cause only in exceptional circumstances (i.e., if the continuation of the contractual relationship is unacceptable for the terminating party). Termination for cause generally requires that a party repeatedly and severely breaches its contractual duties. To the extent the employment terminates during a business year, the member of the management board is entitled to a pro rata portion of the bonus that reflects the percentage of the year that the member of the management board worked for the Company.

Furthermore, each service agreement contains a covenant pursuant to which each member of the management board has agreed not to compete with the Company for a period of two years after the termination of the service agreement. Under German law, a non-compete covenant is only valid if the employee is compensated during the term of the non-compete obligation. As compensation for the non-compete covenant, each member of the management board will receive 100% of his fixed salary (but in no event less than 50% of the total compensation received in the preceding year) for the entire two year term of the non-compete covenant. If the service agreement of a member of the management board is terminated for cause, the Company is not obligated to pay the compensation for the non-compete covenant, so long as the Company provides the member of the management board with a written statement disclaiming the Company’s obligation to pay this compensation within one month after the termination.

The new service agreements provide for an annual fixed compensation (base salary), an annual performance award (annual bonus) with a target of up to 30% of the yearly base salary, as well as a long-term performance award for a three-business-year period (long-term bonus) with a target of up to 100% of the yearly base salary. The performance targets of the annual and long-term bonuses are a mixture of certain financial and non-financial targets, such as revenue, profitability and liquidity targets as well as personal goals. In addition to the fixed and variable remuneration components, each member of the management board is entitled to additional benefits (including company car arrangements, mobile phone, accident and director and officer liability insurance) and reimbursement of necessary and reasonable expenses. In addition, the supervisory board can grant stock options to the members of the management board on the basis of a stock option plan.

Based on the aforementioned fixed and variable bonus payments and the perquisites related to company car, each of Dr. Ederer and Mr. Franz would be entitled to a maximum compensation of up to EUR 491,400 per year of the agreement.

The foregoing description of the service agreements is qualified in its entirety by reference to the full text of each of Dr. Ingo Ederer’s and Rudolf Franz’s service agreement, copies of which are attached hereto as Exhibit 10.1 and 10.2, respectively, and incorporated herein by reference.